Note 3 - Acquisitions (Detail) - Acquisition Details (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets	$ 30,427	$ 1,819	$ 10,308
Long term assets	3,164	1,277	2,707
Current liabilities	(21,169)	(4,235)	(10,582)
Long-term liabilities	(1,080)	(1,779)	(7,430)
Non-controlling interests	(1,906)	(7,238)	(30,146)
	9,436	(10,156)	(35,143)
Note consideration	655		475
Cash consideration	19,153	22,975	31,928
Acquisition date fair value of contingent consideration	1,944	3,482	11,672
Total purchase consideration	21,752	26,457	44,075
Acquired intangible assets	7,420	16,586	46,751
Goodwill	$ 4,896	$ 20,027	$ 32,467